Corporate information	6 Months Ended
Jun. 30, 2022
Corporate information
Corporate information

Section 1— Corporate information

1.1Organization

Forward Pharma A/S (the “Company”) is a limited liability company incorporated and domiciled in Denmark. The Company’s registered office is located in Copenhagen, Denmark.

Through April 2022, the consolidated financial statements include the Company’s directly, and indirectly, owned German, United States and two Danish subsidiaries, identified as follows: Forward Pharma GmbH (“FP GmbH”), Forward Pharma USA, LLC (“FP USA”), Forward Pharma FA ApS (“FA”) and Forward Pharma Operations ApS (“Operations”), respectively. Subsequent to April 2022, the consolidated financial statements include the Company, FP USA, FA and Operations. The Company and its consolidated subsidiaries are collectively referred to as the “Group.” See Note 3.1 for information regarding the deconsolidation of FP GmbH.

The unaudited interim condensed consolidated financial statements included herein do not include risk factors or other important information about the Group that can be found in the Company’s Annual Report on Form 20-F for the year ended December 31, 2021 (“Annual Report”) filed with the United States Securities and Exchange Commission on April 8, 2022. Readers of the interim condensed consolidated financial statements included herein should read the Annual Report.

The Company’s board of directors authorized the issuance of the interim condensed consolidated financial statements included herein on November 9, 2022.

1.2Intellectual Property Proceedings and the Settlement and License Agreement

Effective as of February 1, 2017, the Company entered into a Settlement and License Agreement (the “License Agreement”) with two wholly owned subsidiaries of Biogen Inc. (collectively “Biogen”). The License Agreement provided Biogen with a co-exclusive license in the United States, and an exclusive license outside the United States to defined intellectual property of the Company. In accordance with the License Agreement, Biogen paid the Company a non-refundable fee of $1.25 billion (“Non-refundable Fee”) in February 2017.

See the Annual Report for additional information.

Opposition Proceeding Update

The Company’s European patent EP2801355 (“the 355 patent”) has been the subject of an opposition proceeding (“Opposition Proceeding”) brought by several opponents including Biogen. While Biogen has an exclusive license to the Company’s intellectual property outside the United States, including the 355 patent, the License Agreement did not resolve the Opposition Proceeding. The License Agreement allowed for the Opposition Division, the Technical Board of Appeal (the “TBA”) and the Enlarged Board of Appeal of the European Patent Office (the “EPO”), as applicable, to make the final determination as to the validity of the 355 patent and whether such patent should remain enforceable.

If the Company is successful in the Opposition Proceeding (i.e., the Company obtains, as a result of the Opposition Proceeding, and any appeals therefrom, a patent with a claim covering oral treatment of multiple sclerosis (“MS”) with 480 mg/day of dimethyl fumarate (“DMF”)), it would be eligible to collect a 10% royalty from January 1, 2021 to December 31, 2028 and a 20% royalty from January 1, 2029 until the earlier of the expiration or invalidation of the patents defined in the License Agreement, on a country-by-country basis on Biogen’s net sales outside the United States of DMF-containing products indicated for treating MS that, but for the license granted under the License Agreement, would infringe a Company patent, provided that other conditions of the License Agreement are satisfied. Among the conditions that need to be satisfied for any royalty to be payable by Biogen to the Company is the absence of generic entry in a particular geography having a particular impact as defined in the License Agreement.

On January 29, 2018, the Opposition Division of the EPO concluded the oral proceeding concerning the 355 patent and issued an initial decision in the Opposition Proceeding. The Opposition Division revoked the 355 patent after considering third-party oppositions from several opponents. On March 22, 2018, the Opposition Division issued its written decision with detailed reasons for the decision, on May 7, 2018, the Company submitted its notice of appeal, and on August 1, 2018, the Company submitted the detailed grounds for the appeal.

On September 6, 2021, the appeal was heard by the TBA of the EPO (“the September 2021 Hearing”). At the conclusion of the September 2021 Hearing, the TBA announced that it had dismissed the Company’s appeal of the previous decision of the Opposition Division to revoke the 355 patent and that the detailed reasons for the dismissal would be published at a later date. The TBA made its decision after considering the Company’s appeal against the decision of the Opposition Division and third-party submissions from several opponents. The TBA published their detailed reasons for their decision on November 18, 2021 and, following the review and evaluation of the TBA’s published reasoning for their decision, management submitted a petition (“Petition”) to the Enlarged Board of Appeal of the EPO (“EBA”) on January 27, 2022 asking the EBA to review the TBA’s decision in an effort to overturn the unfavorable outcome. The Petition asserted that a procedural error was made by the TBA that resulted in the erroneous decision to dismiss the Company’s appeal.

On August 8, 2022, the EBA issued their preliminary opinion (“Preliminary Opinion”) on the admissibility and allowability of the Petition to review the TBA’s decision. The Preliminary Opinion indicated that the EBA will likely reject the Petition as clearly unallowable so that there would be no rehearing of the Company’s appeal of the previous decision of the Opposition Division to revoke the 355 patent. However, the EBA delayed reaching a final conclusion on whether to admit or reject the Petition until the Company had the opportunity to review and comment on the Preliminary Opinion. A precondition of a success of the Petition is that the EBA concludes that the Petition is both not clearly inadmissible and not clearly unallowable. On September 12, 2022, following review of the Preliminary Opinion by the Company’s board of directors and management, the Company submitted a request to the EBA for a written decision regarding whether to admit or reject the Petition. Management expects to receive such written decision by the end of the year.

The EBA’s rejection of the Petition to review the TBA’s decision would end the Opposition Proceeding in favor of the opponents. The rejection of the Petition would also represent an unsuccessful outcome of the Opposition Proceeding, resulting in no royalties being due to the Group from Biogen based on Biogen’s net sales outside the United States, as defined in the License Agreement.

If the EBA allows the Petition, there could be lengthy proceedings before a final decision is reached in the Opposition Proceeding and it is uncertain whether the Company will ultimately be successful in the Opposition Proceeding. Given the complexity of the Opposition Proceeding combined with numerous factors that can affect the outcome, many of which are outside the control of the Company, it is difficult to estimate when the Opposition Proceeding would conclude; however, achieving a favorable outcome in the Opposition Proceeding could take up to four years and possibly longer. Potential royalties due to the Group in accordance with the License Agreement are contingent on a successful outcome of the Opposition Proceeding, which is doubtful, and provided other conditions, as defined in the License Agreement, are met. Even if there is a favorable outcome in the Opposition Proceeding, if the other conditions, as defined in the License Agreement, are not met, future royalties will not be due to the Group. Therefore, after considering the uncertainty of a successful outcome in the Opposition Proceeding combined with the uncertainty of meeting the other conditions, as defined in the License agreement, management believes it is unlikely that future royalties will be due to the Company in accordance with the License Agreement. See the Annual Report for additional information.

1.3Going Concern

The Group currently estimates that there will be adequate liquidity to continue as a going concern beyond the next twelve months; however, if the Company fails to prevail in the Opposition Proceeding, including all appeals, as discussed in Note 1.2, future revenues are unlikely, the Group’s ability to continue as a going concern long-term would be uncertain.